SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION - Supplemental Schedule Of Cash Flow Information (Details) $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)
Disclosure Of Detailed Information About Cash Flows [Line Items]
Accounts receivable		$ 1,233	$ (977)	$ (142)
Current income tax assets (liabilities)		471	527	(165)
Inventory		(74)	81	(79)
Prepaids and other		(3)	(28)	14
Accounts payable		(7)	175	31
Accrued liabilities		(268)	365	(116)
Other long-term liabilities		(351)	469	0
Net changes in non-cash working capital		1,001	612	(457)
Net change in non-cash working capital		1,346	299	(542)
Net change in non-cash working capital, investing activities		(345)	313	85
Exploration and evaluation assets
Expenditures on exploration and evaluation assets		282	159	29
Net proceeds on sale of exploration and evaluation assets		(16)	(35)	(35)
Net expenditures (proceeds) on exploration and evaluation assets		266	124	(6)
Property, plant and equipment
Expenditures on property, plant and equipment		4,175	4,574	4,152
Net proceeds on sale of property, plant and equipment		0	0	(349)
Net expenditures on property, plant and equipment	[1]	4,175	$ 4,574	3,803
Deferred purchase consideration payable		118				$ 469
Disposal of Cold Lake Pipeline | Investment in Inter Pipeline Ltd.
Property, plant and equipment
Non-cash share consideration received				$ 190
AOSP
Property, plant and equipment
Deferred purchase consideration payable		$ 118			$ 375	$ 469

[1]	Net expenditures on property, plant and equipment in 2016 exclude non-cash share consideration of $190 million received from Inter Pipeline Ltd. ("Inter Pipeline") on the disposition of the Company's interest in the Cold Lake Pipeline